CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 370,402,798	¥ 2,399,395,247	¥ 91,622,345	¥ 906,402,585
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	99,199,801	642,596,474	496,643,489	437,929,477
Equity in (income)/loss of affiliates	20,960,868	135,780,312	(187,191,141)	(56,146,814)
Gain on deconsolidation of subsidiaries	(354,202,307)	(2,294,451,702)	(789,193)
Loss from disposal of property, equipment and software	5,246,621	33,986,560	3,751,452	11,946,443
Gain on disposal of cost method investment				(4,014,829)
Loss from disposal of a subsidiary			1,529,046
Loss from impairment of long-term investment		0	33,000,000	0
Provision for doubtful accounts	4,952,420	32,080,786	11,737,580	2,842,681
Depreciation of property, equipment and software	39,514,396	255,966,352	173,786,973	110,494,928
Amortization of intangible assets and land use rights	9,300,635	60,247,658	8,334,028	10,545,854
Deferred income tax expenses/(benefits)	13,347,849	86,464,693	(97,573,997)	(35,871,972)
Changes in current assets and liabilities net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions :
Increase in accounts receivable	(154,764,167)	(1,002,531,319)	(261,973,182)	(487,446,257)
(Increase)/Decrease in due from related parties	(12,562,343)	(81,376,345)	2,352,014	(12,363,165)
Increase in prepayments and other current assets	(343,334,696)	(2,224,053,491)	(1,218,273,146)	(398,015,862)
(Increase)/Decrease in long-term deposits	(58,886,984)	(381,458,105)	(27,406,657)	19,406,141
Increase in accounts payable	323,897,724	2,098,144,678	585,953,759	537,669,487
Increase in due to related parties	36,552,504	236,779,810	6,057,681	583,234
Increase in salary and welfare payable	41,956,098	271,783,211	259,440,083	25,720,555
Increase in taxes payable	43,451,829	281,472,256	23,797,376	98,025,837
Increase in advances from customers	317,468,895	2,056,500,006	1,469,414,155	1,001,717,032
Increase in accrued liability for customer reward program	25,084,737	162,493,908	146,183,973	67,120,782
Increase in other payables and accruals	43,068,474	278,988,927	438,207,218	216,281,215
Net cash provided by operating activities	470,655,152	3,048,809,916	1,958,603,856	2,452,827,352
Cash flows from investing activities:
Purchase of property, equipment and software	(98,510,826)	(638,133,430)	(4,788,676,371)	(651,765,217)
Cash paid for long-term investments	(653,364,865)	(4,232,366,913)	(2,078,378,807)	(965,421,399)
Cash paid for business combinations, net of cash acquired	634,931,643	4,112,960,205	(130,124,251)	(119,739,607)
Purchase of intangible assets	(3,087,468)	(20,000,000)	(9,000,000)
(Increase) /Decrease in restricted cash	(117,458,622)	(760,873,462)	(94,988,241)	31,954,414
Increase in short-term investments	(223,468,797)	(1,447,586,170)	(2,799,807,028)	(2,219,940,665)
Increase in long-term loan receivable	(140,000,000)	(872,200,000)		(178,584,102)
Cash repayment from in long-term receivables	140,000,000	872,200,000	496,368,000
Cash received from disposal of equity investment				4,209,926
Cash received from disposal of cost method investment				13,142,920
Cash received from disposal of available-for-sale investments	9,568,063	61,980,000
Cash received from deconsolidation of a subsidiary, net of cash disposed	(231,955,535)	(1,502,561,561)	45,569,216
Cash received from disposal of a subsidiary, net of cash disposed			(7,373,416)
Net cash used in investing activities	(683,346,407)	(4,426,581,331)	(9,366,410,898)	(4,086,143,730)
Cash flows from financing activities:
Proceeds from short-term bank loans	99,480,000	644,411,544	2,325,694,972	321,120,713
Proceeds from exercise of share options	8,045,571	52,117,597	184,579,173	180,261,090
Repurchase of common stock	(134,658,509)	(872,290,891)	(446,155,147)
Cash paid for acquisition of additional stake in subsidiaries	(7,137,748)	(46,236,902)	(36,792,354)	(82,143)
Cash received from non-controlling investors	42,602,810	275,972,483	139,393,178
Proceeds from issuance convertible preferred shares by a subsidiary	111,999,832	725,512,513	186,475,640	132,709,989
Proceeds from issuance of senior convertible notes, net of issuance costs	2,274,877,273	14,736,200,000	3,069,000,000	4,723,511,720
Proceeds from sale of warrants	80,799,654	523,404,000		470,838,904
Purchase of Purchased Call Option	(124,348,390)	(805,504,000)		(842,694,944)
Cash inflow for Capped equity				264,745,135
Early Termination of Call Option				70,270,919
Convertible Notes early conversion				(4,706,419)
Net cash provided by financing activities	2,351,660,493	15,233,586,344	5,422,195,462	5,315,974,964
Effect of foreign exchange rate changes on cash and cash equivalents	9,103,700	58,971,946	148,154,565	34,153,266
Net increase (decrease) in cash and cash equivalents	2,148,072,938	13,914,786,875	(1,837,457,015)	3,716,811,852
Cash and cash equivalents, beginning of year	818,316,064	5,300,887,799	7,138,344,814	3,421,532,962
Cash and cash equivalents, end of year	2,966,389,002	19,215,674,674	5,300,887,799	7,138,344,814
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	37,640,696	243,828,898	261,734,551	271,482,184
Cash paid for interest, net of amounts capitalized	37,375,992	242,114,200	31,144,846	19,276,294
Supplemental schedule of non-cash investing and financing activities
Receivables incurred for disposal of investment				12,250,000
Conversion of convertible senior notes	18,366,377	118,973,720	400,610,842
Non-cash consideration paid for business acquisitions and investments	(5,031,164,105)	(32,590,874,841)	(169,784,697)
Accruals related to purchase of property, equipment and software	(7,485,062)	(48,486,734)	(258,632,797)	(37,038,698)
Share issuance for the investments	(5,415,004)	(35,077,310)
Unpaid cash consideration for business acquisitions (Note 2)	$ (17,027,825)	¥ (110,302,844)	¥ (306,966,884)	¥ (23,773,221)